SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2014	2013	2012

Balance sheet items, except for equity accounts	RMB6.2046=$1	RMB6.0537=$1	RMB6.2301=$1
	HKD7.7531=$1	HKD7.7539=$1	HKD7.7507=$1

Items in statements of income and cash flows	RMB6.1704=$1	RMB6.1412=$1	RMB6.2990=$1
	HKD7.7554=$1	HKD7.7565=$1	HKD7.7591=$1

Schedule of Collateral for Consolidated VIEs

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2014	2013
Assets
Current assets
Cash	$8,305,335	$7,998,320
Restricted cash	6,849,705	7,973,955
Accounts receivable	32,052,930	26,749,890
Inventories	5,165,142	6,681,810
Other current assets	13,944,101	12,449,073
Fixed assets and intangible assets, net	11,288,624	13,112,798
Total assets of consolidated VIEs	$77,605,837	$74,965,846

Schedule of Third-party Liabilities to VIEs

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Accounts payable	$16,272,265	$14,555,284
Bank loans	11,584,412	12,957,657
Other liabilities	1,700,632	1,927,244
Total liabilities of consolidated VIEs	$29,557,309	$29,440,185

Schedule of Estimated Useful Lives	The estimated useful lives of the assets are as follows:

Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Computation of Basic and Diluted Net Income Per Ordinary Share

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2014	2013	2012

Net income attributable to TODA’s stockholders	$3,629,631	$3,474,017	$4,505,510

Weighted average outstanding shares of ordinary stock	27,780,000	27,780,000	27,780,000
Dilutive effect of convertible preference stock	—	—	—
Dilutive weighted average outstanding shares	27,780,000	27,780,000	27,780,000

Earnings per ordinary share:
Basic	$0.13	$0.12	$0.16
Diluted	$0.13	$0.12	$0.16